DISTRIBUTION EXPENSES (Schedule of Distribution Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of distribution expenses [Abstract]
Royalties (partners)	$ 53,079	$ 0	$ 0
Third-party games	15,831	0	0
Processing fees	10,254	4,341	3,962
Gaming duties net of partners share (which offset the royalties expenses mentioned above)	4,913	0	0
Third party technological support	4,711	0	0
Labor and related	4,694	1,502	1,335
Call center	734	992	728
Other	3,363	3,054	660
Total	$ 97,579	$ 9,889	$ 6,685